Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020 and December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$232,286,222	$231,919,897

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$231,919,897

XL Hybrids, Inc [Member]
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis
The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of September 30, 2020
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$5,914	$5,914
Contingent consideration	—	—	2,182	2,182

Total liabilities	$—	$—	$8,096	$8,096

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$1,349	$1,349
Contingent consideration	—	—	1,503	1,503

Total liabilities	$—	$—	$2,852	$2,852

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$1,349	$1,349
Contingent consideration	—	—	1,503	1,503

Total liabilities	$—	$—	$2,852	$2,852

Summary Of Roll Forward Of The Company's Level 3 Instrument
The following is a roll forward of the Company’s Level 3 instruments:

Balance, December 31, 2019	$2,852
Reduce derivative liability for extinguishment of convertible notes payable	(1,349)
Increase derivative liability for issuance of convertible notes payable	2,382
Fair value adjustments- Derivatives	3,532
Fair value adjustments- Contingent consideration	679

Balance, September 30, 2020	$8,096